Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share
20.
LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2022 and 2023, as its effect would be anti-dilutive:

	Year ended December 31,
	2021	2022	2023
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Losses per share—basic
Numerator:
Net loss attributable to Cheetah Mobile Inc.	(351,126)	(513,475)	(197,770)	(27,855)	(405,128)	(57,061)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(2,009)	(8,715)	(35)	(5)	(72)	(10)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(353,135)	(522,190)	(197,805)	(27,860)	(405,200)	(57,071)
Denominator:
Weighted average number of ordinary shares outstanding	1,430,052,602	1,443,682,305	483,066,304	483,066,304	989,548,977	989,548,977
Losses per share—basic	(0.2469)	(0.3617)	(0.4095)	(0.0577)	(0.4095)	(0.0577)
Losses per share—diluted
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(353,135)	(522,190)	(197,805)	(27,860)	(405,200)	(57,071)
Dilution effect arising from share-based awards issued by subsidiaries	—	(291)	(229)	(32)	(470)	(66)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	—	—	(405,670)	(57,137)	—	—
Net loss attributable to ordinary shareholders	(353,135)	(522,481)	(603,704)	(85,029)	(405,670)	(57,137)
Denominator:
Weighted average ordinary shares outstanding	1,430,052,602	1,443,682,305	483,066,304	483,066,304	989,548,977	989,548,977
Conversion of Class B into Class A ordinary shares	—	—	989,548,977	989,548,977	—	—
Denominator used for losses per share	1,430,052,602	1,443,682,305	1,472,615,281	1,472,615,281	989,548,977	989,548,977
Losses per share—diluted	(0.2469)	(0.3619)	(0.4100)	(0.0577)	(0.4100)	(0.0577)
Losses per ADS:
Denominator used for losses per ADS—basic	28,601,052	28,873,646	29,452,306	29,452,306
Denominator used for losses per ADS—diluted	28,601,052	28,873,646	29,452,306	29,452,306
Losses per ADS—basic	(12.3469)	(18.0854)	(20.4740)	(2.8837)
Losses per ADS—diluted	(12.3469)	(18.0954)	(20.4977)	(2.8870)

Effective September 2, 2022, the Company effected a change of the ratio of the ADS to its Class A ordinary shares from one ADS representing ten Class A ordinary share to one ADS representing fifty Class A ordinary shares. The change in the ratio of the ADS to the Company’s Class A ordinary shares had no impact on its underlying Class A ordinary shares, and no Class A ordinary shares were issued or cancelled in connection with the change in the ratio of the ADS to its Class A ordinary shares. The number of ADSs as the denominator used for losses per ADS and losses per ADS amount have been retroactively adjusted to reflect the changes in ratio for all periods presented.